Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 369.7	$ 223.5
Accounts receivable, less allowances of $25.1 and $19.9, respectively	1,185.0	1,212.2
Inventories	467.9	401.0
Other current assets	180.6	180.7
Total current assets	2,203.2	2,017.4
Property, plant and equipment, net	407.1	428.2
Other assets:
Goodwill	600.0	605.8
Other intangible assets, net	1,341.1	1,441.6
Deferred income taxes	8.2	9.0
Other	170.3	155.4
Total other assets	2,119.6	2,211.8
Total assets	4,729.9	4,657.4
Current liabilities:
Current portion of long-term debt and short-term borrowings	42.2	0.0
Accounts payable	613.4	636.8
Accrued expenses and other liabilities	761.6	867.7
Income taxes	23.3	15.2
Total current liabilities	1,440.5	1,519.7
Long-term debt, net	2,409.0	3,467.3
Deferred income taxes	111.2	124.7
Other long-term liabilities	418.3	250.5
Total liabilities	4,379.0	5,362.2
Equity
Preferred stock, $0.0001 par value, 5,000,000 shares authorized, none issued and outstanding	0.0	0.0
Common stock, $0.0001 par value, 700,000,000 shares authorized, 328,411,705 and 118,261,955 shares issued and outstanding at June 30, 2020 and December 31, 2019, respectively	0.0	0.0
Additional paid-in capital	1,638.0	277.7
Accumulated deficit	(1,243.3)	(1,000.6)
Accumulated other comprehensive (loss) income	(43.8)	18.1
Total equity (deficit)	350.9	(704.8)
Total liabilities and equity	$ 4,729.9	$ 4,657.4